COMMITMENTS AND CONTINGENCIES - Xinjiang YSX Guarantees (Details) ¥ in Thousands	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	$ 1,399,339
Maximum guarantee amount	1,424,989
Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	1,382,239
Maximum guarantee amount	1,424,989
Mr. Jie Xiao
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	1,424,989
Maximum guarantee amount	2,137,483
Credit Guarantee | Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	1,399,339	¥ 9,820	$ 1,399,339	¥ 9,820
Maximum guarantee amount	1,424,989	10,000
Credit Guarantee | Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	1,382,239	9,700	$ 1,382,239	¥ 9,700
Maximum guarantee amount	1,424,989	10,000
Credit Guarantee | Mr. Jie Xiao
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	1,424,989	10,000
Maximum guarantee amount	$ 2,137,483	¥ 15,000